Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
24. Subsequent Events

a)
On January 3 and January 7, 2020, Awilco purchased the WilPride and WilForce LNG carriers, and paid Teekay LNG the associated purchase obligation and deferred hire amounts totaling $260.0 million relating to these two vessels. Teekay LNG used the net proceeds from these sales to repay its term loans totaling $157.3 million that were collateralized by these vessels and in addition, increased its liquidity by over $100 million.

b)
The Bahrain LNG Joint Venture (in which Teekay LNG owns a 30% interest) completed the mechanical construction and commissioning of the LNG receiving and regasification terminal in Bahrain, and began receiving terminal use payments in early-2020 under its 20-year terminal use agreement with NOGA.

c)
On March 24, 2020, Teekay LNG completed the refinancing of its existing $225.0 million revolving credit facility, which was scheduled to mature in November 2020, by entering into a new $225.0 million revolving credit facility maturing in March 2022.

d)	Subsequent to December 31, 2019, Teekay LNG repurchased 1.4 million of its common units for a total cost of $15.3 million under Teekay LNG's common unit repurchase program.

e)
On January 28, 2020, Teekay Tankers entered into an agreement to sell the non-U.S. portion of its ship-to-ship support services business, as well as its LNG terminal management business for $26 million, subject to adjustment for the final amounts of cash and other working capital present on the closing date. The sale is expected to close in the second quarter of 2020. All assets and liabilities associated with the business to be sold have been reclassified to assets held for sale and liabilities associated with assets held for sale on the December 31, 2019 consolidated balance sheets.

f)
On January 28, 2020, Teekay Tankers entered into a new five-year, $532.8 million revolving credit facility to refinance 31 vessels. The revolving credit facility is scheduled to mature in late 2024, of which approximately $455 million will was used to repay Teekay Tankers' two revolving facilities and one of its term loan facilities, which was scheduled to mature in 2021.

g)
In January 2020, Teekay Tankers entered into agreements to sell two Suezmax tankers for an aggregate price of $40.8 million, of which one of the vessels was classified as held for sale on the consolidated balance sheets as at December 31, 2019 and written down to its sales price less closing costs. This vessel was delivered in February 2020 (see Note 19). The other vessel was delivered to its new owner in March 2020 and the Company expects to recognize a loss on sale of $2.7 million in the quarter ended March 31, 2020.

h)	In January 2020, the Company repaid at maturity all outstanding 2020 Notes totaling $36.7 million.

i)
On March 27, 2020, Teekay Parent entered into a new bareboat charter contract with Britoil Limited, a subsidiary of BP p.l.c., for the Petrojarl Foinaven FPSO unit for up to approximately ten years. Under the terms of the contract, Teekay Parent received an upfront payment of approximately $67 million in cash, and it is expecting to receive a nominal per day rate over the life of the contract, and a lump sum payment at the end of the contract period, which is expected to cover the costs of recycling the FPSO unit in accordance with the European Union Ship Recycling Regulations.

j)
In March 2020, the World Health Organization declared the outbreak of a novel coronavirus (or COVID-19) as a pandemic.  Certain crew members of the Hummingbird Spirit FPSO disembarked from the unit after a third-party contractor on board was presenting with flu-like symptoms who subsequently tested positive for COVID-19. In accordance with U.K. Government and Oil & Gas U.K. guidelines in dealing with COVID-19, production on the unit was temporarily suspended on April 4, 2020 to enable a crew health assessment, cleaning of the FPSO and an assessment of any additional precautions which should be taken before the resumption of production. The impact, if any, of the shut-down of the unit on the Company’s results of operations is uncertain. The Company has not yet experienced any other material negative impacts to its business, results of operations, or financial position as a result of COVID-19. The future financial effects to the Company, if any, of COVID-19 cannot be reasonably estimated at this time.